GENERAL INFORMATION	12 Months Ended
Jun. 30, 2019
GENERAL INFORMATION
GENERAL INFORMATION

1.    GENERAL INFORMATION

On March 14, 2019, Union Acquisition Corp. (“Union” or “UAC”), whose name changed to Bioceres Crop Solutions Corp. (“Bioceres”), consummated the previously announced merger pursuant to a share exchange agreement, dated as of November 8, 2018 (as amended, the “Exchange Agreement”), by and among Union and Bioceres, Inc., a company incorporated under the laws of Delaware, which converted into Bioceres LLC pursuant to the Reorganization (as defined below) on February 28, 2019. This reorganization did not affect the common control structure of the entities forming the Group.

The Group is a fully integrated provider of crop productivity solutions, which has developed a multi-discipline and multi-product platform capable of providing solutions throughout the entire crop cycle, from pre-planting to transportation and storage.

Description of the merger and reorganization

The merger was reflected as a reverse recapitalization (capital transaction) equivalent to the issuance of shares by the private company (Bioceres) for the net monetary assets of the public shell company (Union).

Prior to the consummation of the merger on March 14, 2019, the following steps took place among Bioceres, Inc. and certain of its affiliates (collectively the “Reorganization”):

•      On October 22, 2018, Parent (as defined below), RASA Holding LLC, a Delaware limited liability company and a wholly owned subsidiary of Bioceres, Inc., now a wholly-owned subsidiary of BCS Holding (“RASA Holding”), and Pedro Enrique Mac Mullen, María Marta Mac Mullen and International Property Services Corp., as sellers (collectively, the “Grantors”) entered into an amended and restated option agreement (as may be amended from time to time, the “Rizobacter Call Option Agreement”), pursuant to which the Parent, RASA Holding or any of their nominated affiliates would have the option (the “Rizobacter Call Option”) to purchase from the Grantors all of their 11,916,000 shares of common stock of Rizobacter Argentina S.A., an Argentine corporation and a subsidiary of RASA Holding (“Rizobacter”), representing 29.99% of all outstanding common stock of Rizobacter.

•      On February 13, 2019, Bioceres, Inc. formed a new subsidiary, BCS Holding Inc. (“BCS Holding”), and contributed its crop business net assets (consisting of certain assets and liabilities, the “Bioceres Inc Crop Business”) to BCS Holding in exchange for 100% equity interest in BCS Holding.

•      On February 28, 2019, Bioceres, Inc. converted into Bioceres LLC; and

•      On March 1, 2019, Bioceres S.A., a company organized under the laws of Argentina and our ultimate parent company (“Parent", and jointly with Bioceres LLC, "Parents”), contributed all its equity interest in Bioceres Semillas S.A. to Bioceres LLC in exchange for additional equity interests in Bioceres LLC.

Immediately following the consummation of the merger on March 14, 2019, the Rizobacter Call Option (as defined above) was exercised, pursuant to which the total indirect ownership of BCS Holding in Rizobacter increased to 80.00% of all outstanding shares of Rizobacter. Consideration for the Rizobacter Call Option (net of prepayments) was in the form of Union shares. Union shares constituting the in-kind consideration were issued in reliance on an applicable exemption from the registration requirements of the Securities Act of of 1933, as amended (the "Securities Act").

As additional consideration payable to Bioceres LLC in the merger, the original founders of Union have agreed to transfer to Bioceres LLC in the aggregate 862,500 unregistered ordinary shares.

As a result of the merger and the other transactions contemplated by the Exchange Agreement, as well as the Reorganization and exercise of the Rizobacter Call Option, Union became the holding company of BCS Holding, its subsidiaries and Bioceres Semillas. Upon the consummation of the merger, Union changed its name to Bioceres Crop Solutions Corp and its fiscal year to June 30.

Financial and economic situation

The Group has been improving its financial position year over year and has generated positive operating cash flows in the last years. The Group expects to continue generating cash for subsequent years given the Group's plans and projections. This positive operating cash flow allowed the Group to considerably decrease its ratio of operating result over debt during the year ended June 30, 2019 and to decrease the current liabilities over current assets from 1.39x as of June 30, 2018 to 1.16x as of June 30, 2019.

Subsequent to June 30, 2019, the Group renewed all its revolving credit facilities that had been expired at the time of issuance of these financial statements for a total capital amount of $17.2 million and paid all the instalments due in a timely manner with resources generated from the business operations or new borrowings.

Approximately $33.6 million of the total current borrowings as of June 30, 2019 have this revolving condition. The Group expects to continue renewing the futures installments in similar conditions while working on long-term facilities that allows it to refinance the current debt permanently. In addition, to meet short-term debts, the Group could, if necessary, issue new corporate bonds up to $40 million. This program is already authorized by the regulatory authorities of Argentina and could be allocated to the Group’s needs.